Preferred Stock	12 Months Ended
Dec. 31, 2015
Preferred Stock [Abstract]
Preferred Stock

NOTE 17 – PREFERRED STOCK

Series B Preferred Stock:

Commencing in April 2014, the Company conducted a private placement of up to 480,000 shares of its 6.25% Non-Cumulative Convertible Perpetual Preferred Stock, Series B (“Series B Preferred Stock”) for an offering price of $25.00 per share (the “Private Placement”).  Pursuant to the Private Placement, the Company sold an aggregate of 480,000 shares of Series B Preferred Stock on May 12, 2014 and July 15, 2014, for an aggregate offering price of $12,000.  The Series B Preferred Stock was sold by the Company with the assistance of McDonald Partners, LLC, as placement agent, on a best efforts basis.  After payment of approximately $482 in placement fees to McDonald Partners, LLC and approximately $149 of other offering expenses, the Company’s net proceeds from its sale of the 480,000 shares of Series B Preferred Stock in the Private Placement were approximately $11,369.

For each share of Series B Preferred Stock sold in the Private Placement, the Company also agreed to issue, at no additional charge, a Warrant to purchase (i) 2.00 shares of common stock of the Company if the purchaser purchased less than $700 (28,000 shares) of Series B Preferred Stock in the Private Placement, or (ii) 3.25 shares of common stock if the purchaser purchased $700 (28,000 shares) or more of Series B Preferred Stock in the Private Placement.  See Note 18-Common Stock Warrants for additional information.

The Series B Preferred Stock and Warrants have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or under the securities laws of any state in reliance upon exemptions from registration thereunder, including the exemptions provided under Section 4(a)(2) of the Securities Act and Rule 506(b) promulgated thereunder.  The Series B Preferred Stock and Warrants were sold solely to “accredited investors” as defined in Rule 501(a), and neither the Series B Preferred Stock or Warrants, nor any shares of common stock of the Company into which the Series B Preferred Stock may be converted or for which the Warrants may be exercised, may be resold for a period of at least six months from the date of issue without registration or an exemption from registration under the Securities Act and applicable state securities laws.  However, the Company has agreed to provide certain registration rights to the holders of the Warrants pursuant to the terms of a Registration Rights Agreement between the Company and each purchaser of Series B Preferred Stock and Warrants in the Private Placement.